Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Shareholders' Equity [Abstract]
Dividends (in dollars per share)	CAD 1.25	CAD 1	CAD 0.86